Schedule of investments
Delaware International Small Cap Fund	February 28, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 96.62%Δ
Argentina − 0.57%
Ternium ADR †	22,115	$679,152
		679,152
Australia − 4.48%
Bapcor	251,154	1,321,833
Domain Holdings Australia †	315,673	1,095,455
HUB24	63,808	1,026,129
Star Entertainment Group †	450,083	1,277,907
Westgold Resources †	384,118	602,941
		5,324,265
Austria − 0.40%
Vienna Insurance Group AG Wiener Versicherung Gruppe	17,854	479,304
		479,304
Belgium − 1.18%
Barco	57,353	1,407,513
		1,407,513
Brazil − 2.05%
Banco Inter	43,812	1,214,168
Locaweb Servicos de Internet	240,215	1,220,750
		2,434,918
Canada − 9.62%
Aritzia †	94,271	2,221,583
ATS Automation Tooling Systems †	87,228	1,922,635
Capital Power	45,254	1,220,073
Descartes Systems Group †	13,168	770,979
Endeavour Mining	28,166	542,471
Enerplus	273,138	1,322,120
Granite Real Estate Investment Trust	31,702	1,816,027
Kinaxis †	9,792	1,323,451
SSR Mining †	21,090	299,463
		11,438,802
Chile − 0.91%
Geopark	65,875	1,082,326
		1,082,326
China − 1.60%
Niu Technologies ADR †	50,919	1,903,352
		1,903,352
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Schedule of investments
Delaware International Small Cap Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Denmark − 0.60%
Royal Unibrew	6,991	$719,835
		719,835
Finland − 1.03%
Valmet	36,498	1,225,100
		1,225,100
France − 1.09%
SOITEC †	6,141	1,298,131
		1,298,131
Germany − 11.49%
Befesa	14,582	988,778
Duerr	56,590	2,234,078
Evotec †	14,347	555,144
flatexDEGIRO †	19,114	2,015,618
Northern Data †	7,917	974,330
Salzgitter †	79,464	2,372,004
Shop Apotheke Europe †	5,379	1,307,742
Steico	7,809	665,190
STRATEC	7,605	1,084,581
TAG Immobilien †	51,568	1,465,888
		13,663,353
India − 3.55%
Affle India †	19,553	1,383,464
Varun Beverages	91,805	1,302,960
Voltas	110,671	1,533,370
		4,219,794
Ireland − 1.30%
Dalata Hotel Group †	308,201	1,548,797
		1,548,797
Italy − 1.39%
Reply	14,222	1,649,033
		1,649,033
Japan − 17.34%
Anritsu	50,200	1,070,450
Asics	74,200	1,214,682
Capcom	15,900	966,575
CKD	76,200	1,638,448
Fancl	34,700	1,235,391
Japan Elevator Service Holdings	62,700	1,245,236
Katitas	39,200	1,070,512
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(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Matsumotokiyoshi Holdings	27,900	$1,094,066
Media Do	9,100	472,949
Menicon	20,500	1,207,749
Nifco	41,100	1,409,264
SMS	64,500	2,105,727
Taiyo Yuden	19,100	942,502
TechnoPro Holdings	14,900	1,081,908
THK	48,200	1,553,234
Tokyo Seimitsu	24,900	1,081,542
Tsugami	85,800	1,233,936
		20,624,171
Mexico − 0.94%
Grupo Aeroportuario del Centro Norte †	194,001	1,119,625
		1,119,625
Netherlands − 0.55%
IMCD	5,339	656,738
		656,738
Norway − 1.34%
Scatec	33,269	963,084
TOMRA Systems	14,822	633,866
		1,596,950
Republic of Korea − 7.07%
Doosan Fuel Cell †	24,770	1,102,359
Douzone Bizon	14,962	1,464,904
LEENO Industrial	9,385	1,338,208
LG Innotek	10,035	1,777,450
NHN KCP †	20,331	840,564
OCI †	16,965	1,887,517
		8,411,002
Russia − 1.60%
Detsky Mir PJSC =	722,410	1,375,018
TCS Group Holding GDR	10,080	525,168
		1,900,186
Sweden − 4.97%
LeoVegas	160,035	739,915
MIPS	31,665	2,475,029
Nordic Entertainment Group Class B †	29,004	1,318,317
Tobii †	188,359	1,374,118
		5,907,379
NQ-581 [2/21] 4/21 (1595612)    3

Schedule of investments
Delaware International Small Cap Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Switzerland − 1.18%
Belimo Holding	61	$444,600
Zur Rose Group †	2,042	963,027
		1,407,627
Taiwan − 2.24%
Kindom Development	717,000	929,313
Merida Industry	122,000	1,248,362
Silergy	5,000	481,106
		2,658,781
United Kingdom − 18.13%
Abcam †	30,923	730,669
Countryside Properties †	287,211	1,863,063
Cranswick	16,960	803,847
Dechra Pharmaceuticals	25,588	1,222,768
Electrocomponents	176,933	2,391,080
Frontier Developments †	29,095	1,001,218
Future	124,242	3,375,332
Gamesys Group	75,293	1,430,812
GB Group †	133,603	1,537,481
Grafton Group †	129,312	1,782,658
Keywords Studios †	72,176	2,527,968
Rotork	183,253	910,939
S4 Capital †	117,582	727,340
UNITE Group †	26,852	363,253
Weir Group †	32,150	887,765
		21,556,193
Total Common Stock (cost $88,915,490)		114,912,327

Preferred Stock – 1.26%Δ
Brazil − 1.26%
Azul †, **	207,641	1,496,118
Total Preferred Stock (cost $1,323,390)		1,496,118

Short-Term Investments – 5.43%
Money Market Mutual Funds – 5.43%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	1,613,988	1,613,988
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,613,988	1,613,988
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(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,613,989	$1,613,989
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,613,989	1,613,989
Total Short-Term Investments (cost $6,455,954)		6,455,954
Total Value of Securities−103.31% (cost $96,694,834)		122,864,399
Liabilities Net of Receivables and Other Assets — (3.31%)		(3,939,553)
Net Assets Applicable to 12,500,550 Shares Outstanding — 100.00%	$118,924,846
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Perpetual security with no stated maturity date.
The following foreign currency exchange contracts were outstanding at February 28, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	385,346	USD	(308,044)	3/1/21	$—	$(11,537)
BNYM	BRL	1,301,847	USD	(236,409)	3/1/21	—	(4,144)
BNYM	CAD	798,093	USD	(635,360)	3/1/21	—	(8,220)
BNYM	CHF	64,200	USD	(70,933)	3/1/21	—	(350)
BNYM	DKK	252,388	USD	(41,547)	3/1/21	—	(595)
BNYM	EUR	1,292,357	USD	(1,580,691)	3/1/21	—	(21,291)
BNYM	EUR	8,250	USD	(9,981)	3/2/21	—	(25)
BNYM	GBP	849,570	USD	(1,199,520)	3/1/21	—	(15,881)
BNYM	JPY	51,867,657	USD	(489,066)	3/1/21	—	(2,470)
BNYM	JPY	(54,490,493)	USD	513,800	3/1/21	2,595	—
BNYM	JPY	(661,500)	USD	6,195	3/2/21	—	(10)
BNYM	KRW	465,091,192	USD	(414,719)	3/2/21	—	(1,603)
BNYM	KRW	53,585,057	USD	(47,781)	3/2/21	—	(185)
BNYM	MXN	1,295,816	USD	(62,252)	3/1/21	—	(334)
BNYM	NOK	766,825	USD	(91,894)	3/1/21	—	(3,455)
BNYM	SEK	2,797,718	USD	(340,573)	3/1/21	—	(9,236)
Total Foreign Currency Exchange Contracts						$2,595	$(79,336)
NQ-581 [2/21] 4/21 (1595612)    5

Schedule of investments
Delaware International Small Cap Fund (Unaudited)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
GS – Goldman Sachs
PJSC – Private Joint Stock Company
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norway Krone
SEK – Swedish Krona
USD – US Dollar
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